Intellectual Property (Details Narrative) (10-K) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 07, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 28, 2019	Oct. 14, 2019	Sep. 16, 2019
Promissory notes payable		$ 830,708		$ 165,120
Shares of common stock		607,977,018		9,692,065	6,816,281	7,282,678,714	9,710,239
Value of common stock		$ 607,977		$ 9,692	$ 6,816
Impairment loss				1,328,638	46,800
Amortization expense		$ 1,168,259	$ 336,000	1,479,446	$ 61,667
Exclusive License Agreement [Member]
License agreement, amount per month				$ 1,094,691
Exclusive License Agreement [Member] | Arcmail Technology [Member]
License agreement, description	Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of December 31, 2019, the balance of payments due under the License Agreement was $1,094,691. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company's use of the ArcMail business under the License Agreement for a period of twenty-four (24) months.
License agreement, amount	$ 200,000
License agreement, term	27 months
Exclusive License Agreement [Member] | Arcmail Technology [Member] | Rory Welch [Member]
Percentage of right to acquire issued and outstanding of stock	100.00%
Exclusive License Agreement [Member] | Arcmail Technology [Member] | 1 to 6 Months [Member]
License agreement, amount per month	$ 25,000
Exclusive License Agreement [Member] | Arcmail Technology [Member] | 7 - 17 Months [Member]
License agreement, amount per month	30,000
Exclusive License Agreement [Member] | Arcmail Technology [Member] | Final Payment [Member]
License agreement, amount per month	$ 765,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Recognized assets acquired								$ 2,800,000
Debt instrument principal amount								940,000
Promissory notes payable								$ 41,661
Debt instrument interest rate								6.00%
Recognized identifiable assumed, liabilities								$ 98,000
Shares of common stock								2,465,753
Value of common stock								$ 1,350,000